Borrowings - Finance income, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Financial Instruments [Abstract]
Interest on contingent consideration	$ 28	$ 19	$ 83	$ 55
Interest on lease obligations	63	83	207	258
Interest and amortization of deferred financing costs on credit facility	0	0	0	84
Interest income	(1,416)	(109)	(1,969)	(331)
Bank fees and other	0	36	2	37
Net finance expense	$ (1,325)	$ 29	$ (1,677)	$ 103